UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Zola Capital Management LLC
Address:          535 Pacific Avenue
                  2nd Floor
                  San Francisco, California 94133

Form 13F File Number:  028--10373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Zola
Title:            President
Phone:            (415) 486-2190

Signature, Place, and Date of Signing:

     /s/  Mark Zola             San Francisco, California        08/18/2005
  -----------------------       -------------------------        ----------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                        0
                                                   ------------------------

Form 13F Information Table Entry Total:                                  65
                                                   ------------------------

Form 13F Information Table Value Total:            $                 85,116
                                                   ------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                  ZOLA PARTNERS
                                    FORM 13F
                                     Public
                                    3/31/2005

                               TITLE                      VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
---------------------       ----------       ---------- ----------  --------  ---- ----- -------- -------- ----- ------  -------
Allied Waste Inds Inc       PFD SR C CONV    019589605      $234       5,400  SH           SOLE                              5,400
ALLTEL CORP                 CORP UNT 7.75%   020039822    $6,754     133,775  SH           SOLE                            133,775
AMERADA HESS CORP           COM              023551104      $221       2,300  SH           SOLE              2,300
AMGEN INC                   COM              031162100      $262       4,500  SH           SOLE              4,500
BAXTER INTL INC             COM              071813109      $262       7,700  SH           SOLE              7,700
CAPITAL ONE FINL CORP       DECS UPPR 6.25   14040H204    $6,644     131,400  SH           SOLE                            131,400
CENTURYTEL INC              COM              156700106      $190       5,800  SH           SOLE              5,800
CHUBB CORP                  CORP UNIT %      171232309    $2,861      96,500  SH           SOLE                             96,500
Conseco Inc                 PFD B CV 5.50%   208464867    $1,668      62,950  SH           SOLE                             62,950
CONSECO INC                 COM NEW          208464883      $582      28,500  SH           SOLE             28,500
DAYSTAR TECH                *W EXP 03/22/200 23962Q118        $4       2,500  SH           SOLE                              2,500
DAYSTAR TECH                *W EXP 03/22/200 23962Q126        $6       5,000  SH           SOLE                              5,000
DELTA AIR LINES INC DEL     COM              247361108       $22       5,500  SH           SOLE              5,500
EBAY INC                    COM              278642103       $22         600  SH           SOLE                600
FPL GROUP INC               COM              302571104      $193       4,798  SH           SOLE              4,798
Federal Natl Mtg Assn       COM              313586109       $65       1,200  SH           SOLE              1,200
GENERAL MTRS CORP           COM              370442105    $1,677      57,200  SH           SOLE             57,200
GENERAL MTRS CORP           DEB SR CV C 33   370442717   $14,379     691,300  SH           SOLE                            691,300
GENERAL MTRS CORP           DEB SR CONV B    370442733      $529      28,300  SH           SOLE                             28,300
GENERAL MTRS CORP           DEB SR CONV A    370442733      $423      18,000  SH           SOLE                             18,000
GOODYEAR TIRE & RUBR CO.    COM              382550101       $67       5,000  SH           SOLE              5,000
HILB ROGAL & HOBBS  CO      COM              431294107       $29         800  SH           SOLE                800
HOME DEPOT                  COM              437076102    $1,189      31,100  SH           SOLE             31,100
HUNTSMAN CORP               PFD MND CV 5%    447011206       $71       1,400  SH           SOLE                              1,400
INTEL CORP                  COM              458140100       $16         700  SH           SOLE                700
INTERNATIONAL GAME TECH     COM              459902102       $45       1,700  SH           SOLE              1,700
INTL PAPER CO               COM              460146103      $313       8,500  SH           SOLE              8,500
Interpublic Group           PFD CONV SER A   460690308      $145       3,200  SH           SOLE                              3,200
JONES APPAREL GROUP INC     COM              480074103       $17         500  SH           SOLE                500
MARSHALL & ILSLEY CORP      COM              571834100      $944      22,600  SH           SOLE             22,600
MAUI LD & PINEAPPLE INC     COM              577345101       $17         400  SH           SOLE                400
MEDTRONIC INC               COM              585055106      $683      13,400  SH           SOLE             13,400
MONTANA MLS BREAD INC       *W EXP 06/27/200 612071118        $0       7,500  SH           SOLE                              7,500
MORGAN STANLEY              COM NEW          617446448       $57       1,000  SH           SOLE              1,000
ONEOK INC NEW               COM              682680103       $15         500  SH           SOLE                500
PEPCO HOLDINGS              COM              713291102       $52       2,500  SH           SOLE              2,500
RITE AID CORPORATION        COM              767754104      $813     205,400  SH           SOLE            205,400
Sempra Energy Peps          INCOME EQTY UT   816851208    $1,255      38,175  SH           SOLE                             38,175
TELEFONOS DE MEXICO SA DE   SPON ADR ORD L   879403780       $38       1,100  SH           SOLE              1,100
U.S. STEEL CORPORATION      PFD CV B 7%      912909207       $83         500  SH           SOLE                                500
XEROX CORP                  COM              984121103    $1,288      85,000  SH           SOLE             85,000
YAHOO INC                   COM              984332106      $112       3,300  SH           SOLE              3,300
PHOENIX COS INC NEW         CORPORATE UNIT   71902E406       $56       1,500  SH           SOLE                              1,500
PROVIDIAN FINANCIAL CORP    COM              74406A102       $10         600  SH           SOLE                600
Phoenix into HRH            Equities         71902E117    $1,083      30,500  SH           SOLE                             30,500
CARNIVAL CORP               NOTE 10/2        143658AS1    $3,106   3,600,000  RN           SOLE                          3,600,000
CENTERPOINT ENERGY          NOTE 2.875% 1/1  15189TAL1    $1,061   1,000,000  RN           SOLE                          1,000,000
Disney Walt Co              NOTE 2.125% 4/1  254687AU0    $2,474   2,250,000  RN           SOLE                          2,250,000
DOMINION RESINC VA NEW      NOTE 2.125% 12/1 25746UAT6    $2,901   2,750,000  RN           SOLE                          2,750,000
DUKE ENERGY CORP            NOTE 1.750 5/1   264399EJ1    $4,482   3,750,000  RN           SOLE                          3,750,000
Four Seasons Hotel Inc      NOTE 1.875% 7/3  35100EAE4    $4,533   4,000,000  RN           SOLE                          4,000,000
HALLIBURTON CO              NOTE 3.125% 7/1  406216AM3    $1,935   1,500,000  RN           SOLE                          1,500,000
Intl Paper Co               DBCV 6/2         460146BM4    $2,083   3,800,000  RN           SOLE                          3,800,000
LEAR CORP                   NOTE 2/2         521865AG0      $593   1,300,000  RN           SOLE                          1,300,000
LIBERTY MEDIA CORP NEW      DEB 0.750% 3/3   530718AF2    $1,097   1,000,000  RN           SOLE                          1,000,000
LOWES COS INC               NOTE 0.861% 10/1 548661CG0    $1,017   1,000,000  RN           SOLE                          1,000,000
LUCENT TECHNOLOGIES INC     DBCV 2.750% 6/1  549463AG2    $1,059   1,000,000  RN           SOLE                          1,000,000
Mandalay Resort Group       DBCV 3/2         562567AK3      $362     250,000  RN           SOLE                            250,000
MASCO CORP                  NOTE 7/2         574599BB1    $3,005   6,250,000  RN           SOLE                          6,250,000
MERRILL LYNCH & CO INC      NOTE 3/1         590188W46      $808     800,000  RN           SOLE                            800,000
ONMICOM GROUP INC           NOTE 6/1         681919AR7      $950     950,000  RN           SOLE                            950,000
PMI GROUP INC               COM              69344M101    $1,665      43,800  SH           SOLE             43,800
SYNOVUS FINL CORP           COM              87161C105       $25         900  SH           SOLE                900
3 M CO                      COM              88579Y101      $805       9,400  SH           SOLE              9,400
WYETH                       DBCV 1/1         983024AD2    $5,759   5,600,000  PRN           SOLE                          5,600,000
          REPORT SUMMARY               65 DATA RECORDS   $85,116  42,614,198